Share-based payments - Details grants Materialise (Details)	12 Months Ended
Dec. 31, 2022 Y € / shares
Share-based payment plans
Return dividend	0.00%
Plan 2015 (sept 16)
Share-based payment plans
Expected volatility	47.00%
Risk-free interest rate	0.24%
Expected life | Y	4.30
Exercise price (in EUR)	€ 6.45
Stock price (in EUR)	6.42
Fair value warrant	€ 2.41
IPO 2015 (Nov)
Share-based payment plans
Expected volatility	47.00%
Risk-free interest rate	1.17%
Expected life | Y	5.50
Exercise price (in EUR)	€ 8.81
Stock price (in EUR)	8.08
Fair value warrant	€ 3.30
IPO 2014 (Nov)
Share-based payment plans
Expected volatility	50.00%
Risk-free interest rate	1.12%
Expected life | Y	5.50
Exercise price (in EUR)	€ 8.81
Stock price (in EUR)	8.67
Fair value warrant	€ 3.94
IPO 2014 (June)
Share-based payment plans
Expected volatility	46.00%
Risk-free interest rate	1.70%
Expected life | Y	5.50
Exercise price (in EUR)	€ 8.81
Stock price (in EUR)	8.81
Fair value warrant	€ 3.83
2013 (Dec)
Share-based payment plans
Expected volatility	50.00%
Risk-free interest rate	2.56%
Expected life | Y	5.50
Exercise price (in EUR)	€ 8.54
Stock price (in EUR)	18.09
Fair value warrant	€ 12.23
2013 (Oct)
Share-based payment plans
Expected volatility	53.00%
Risk-free interest rate	2.43%
Expected life | Y	5.50
Exercise price (in EUR)	€ 7.86
Stock price (in EUR)	18.09
Fair value warrant	€ 12.77